Pensions and other post-employment benefits - Investment Strategies (Details) - Defined benefit plans and post-employment benefits plans - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Investment strategies
Equity securities	€ 1,308	€ 1,153
Fixed income securities	18,805	19,427
Insurance contracts	793	841
Real estate	1,195	1,198
Short-term investments	911	977
Other	2,676	2,701
Total plan assets	€ 25,688	€ 26,297
Equity securities (as a percent)	5.00%	4.00%
Debt securities (as a percent)	73.00%	74.00%
Insurance contracts (as a percent)	3.00%	3.00%
Real estate (as a percent)	5.00%	5.00%
Short-term investments (as a percent)	4.00%	4.00%
Other (as a percent)	10.00%	10.00%
Total (as a percent)	100.00%	100.00%
Level 1
Investment strategies
Equity securities	€ 1,198	€ 1,039
Fixed income securities	18,666	19,294
Real estate	101	103
Short-term investments	738	902
Other	130	131
Total plan assets	20,833	21,469
Level 1 | Increase (decrease) due to reclassification
Investment strategies
Equity securities		76
Real estate		103
Short-term investments		27
Unquoted
Investment strategies
Equity securities	110	114
Fixed income securities	139	133
Insurance contracts	793	841
Real estate	1,094	1,095
Short-term investments	173	75
Other	2,546	2,570
Total plan assets	€ 4,855	4,828
Unquoted | Increase (decrease) due to reclassification
Investment strategies
Equity securities		114
Fixed income securities		20
Real estate		€ 340